15. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets Tables
Schedule of intangible assets
	Goodwill	Slots	Software	Total
Balances as of December 31, 2016	542,302	1,038,900	158,514	1,739,716
Additions	-	-	55,449	55,449
Disposals	-	-	(9,662)	(9,662)
Amortization	-	-	(38,218)	(38,218)
Balances as of December 31, 2017	542,302	1,038,900	166,083	1,747,285
Additions	-	-	82,079	82,079
Amortization (*)	-	-	(51,898)	(51,898)
Balances as of December 31, 2018	542,302	1,038,900	196,264	1,777,466

(*) The weighted average rate of amortizations is 22.03% p.a.

Schedule of allocation of goodwill
	Goodwill GLA	Goodwill Smiles	Slots
December 31, 2018
Book value	325,381	216,921	1,038,900
Book value – CGU	(275,500)	602,740	1,038,900
Value in use	23,058,697	7,005,622	15,158,551

Pre-tax discount rate	14.91%	16.95%	13.94%
Perpetuity growth rate	3.50%	3.50%	3.50%

December 31, 2017
Book value	325,381	216,921	1,038,900
Book value - CGU	1,061,177	395,105	1,038,900
Value in use	15,206,092	5,464,287	5,069,156

Pre-tax discount rate	15.46%	19.26%	14.50%
Perpetuity growth rate	3.50%	3.50%	3.50%